-------------------------------------------------------------------
                                             1996 Annual Report
                                             ----------------------
                                             MONEY MARKET FUND
[LOGO]                                       --------------------
                                             TAX-EXEMPT MONEY
                                             MARKET FUND
                                             ---------------------
                                             U.S. GOVERNMENT
                                             MONEY MARKET FUND
                                             ----------------------
CASH
MANAGEMENT
FUNDS

CONTENTS

MONEY MARKET FUND

Letter to Shareholders . . . . . . . . . . .4
Financial Statements
and Notes. . . . . . . . . . . . . . . . . 10
Investments in Securities. . . . . . . . . 22
Independent Auditors'
Report . . . . . . . . . . . . . . . . . . 40
Federal Tax Information  . . . . . . . . . 41
Shareholder Services . . . . . . . . . . . 43
Glossary . . . . . . . . . . . . . . . . . 45

U.S. GOVERNMENT
MONEY MARKET FUND

Letter to Shareholders . . . . . . . . . . .4
Financial Statements
and Notes. . . . . . . . . . . . . . . . . 10
Investments in Securities. . . . . . . . . 31
Independent Auditors'
Report . . . . . . . . . . . . . . . . . . 40
Federal Tax Information  . . . . . . . . . 41
Shareholder Services . . . . . . . . . . . 43
Glossary . . . . . . . . . . . . . . . . . 45

TAX-EXEMPT MONEY MARKET FUND

Letter to Shareholders . . . . . . . . . . .7
Financial Statements
and Notes. . . . . . . . . . . . . . . . . 10
Investments in Securities. . . . . . . . . 35
Independent Auditors'
Report . . . . . . . . . . . . . . . . . . 40
Federal Tax Information  . . . . . . . . . 41
Shareholder Services . . . . . . . . . . . 43
Glossary . . . . . . . . . . . . . . . . . 45

This report is intended for shareholders of Money Market Fund, U.S.
Government Money Market Fund and
Tax-Exempt Money Market Fund, but
may also be used as sales literature
if preceded or accompanied by a
prospectus. The prospectus gives
details about the charges, investment
results, risks and operating
policies of the funds.

*An investment in a money market
fund is neither insured nor guaranteed
by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

[LOGO]

INTERNATIONAL GROWTH FUNDS
--------------------------
Emerging Markets Growth Fund
Pacific-European Growth Fund

U.S. GROWTH FUNDS
-----------------
Small Company Growth Fund
Emerging Growth Fund
Growth Fund

GROWTH AND INCOME FUNDS
-----------------------
Growth and Income Fund
Balanced Fund

INCOME FUNDS
------------
Government Income Fund
Intermediate Bond Fund
Adjustable Rate Mortgage Securities Fund

TAX-EXEMPT INCOME FUNDS
-----------------------
National Tax-Exempt Fund
Minnesota Tax-Exempt Fund

CASH MANAGEMENT FUNDS*
----------------------
Money Market Fund
Tax-Exempt Money Market Fund
U.S. Government Money Market Fund
Institutional Money Market Fund

An investment staple, cash management funds can help you organize your finances and build your assets.



Piper Funds provide you with the flexibility to help you pursue your lifelong goals. Among our funds, we offer a spectrum of investment objectives and convenient shareholder services to meet the varied needs of today's investors.

Contact your Piper Jaffray Investment Executive for more information about the Piper Funds, including prospectuses, or call Mutual Fund Services at 1 800 866-7778.

WILLIAM H. ELLIS
President
Piper Capital
Management
------------------


PRESIDENT'S LETTER
--------------------------------------------------------------------------------
Oct. 31, 1996
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

Check out the best sellers, list at your local bookstore. You'll notice a number of books about companies that have gone through dramatic changes in recent years. Surprising? Not really. Every company experiences change periodically. And we're no exception. At Piper Capital Management, we've recently made significant changes to enhance our ability to achieve consistent, competitive performance and provide a higher level of quality service.
     We've restructured our fund family to offer you a broader range of mutual funds - from small company to emerging markets. We've renamed certain funds so it's easier to identify how they invest. Take a look at the names, and you'll see what I mean.
     We've upgraded our toll-free telephone system so you spend less time listening to voice response and more time receiving information you can put to use. When calling our toll-free number, you'll now have the option to listen to our portfolio managers talk about their current investment strategies and market outlook. Find out the many ways to reach us, including our toll-free number, on the back page of this report.
     Take a close look at the annual report in your hand. You'll see that the format is simpler and more inviting. The report has less jargon and is easier to read. We've even added a glossary of terms at the back of the book to help you better understand commonly used financial terms. Whenever you see this symbol (***), it indicates a term that is defined in the glossary. In addition, we've developed more literature that clearly spells out each fund's investment process with succinct content that you can easily grasp. Flip to the back page for more information on how to order literature.


(*** Symbol is Graduation Cap indicating a term that is defined in the glossary.)
-------------------------------------------------------------------------------
                  1   1996 Annual Report - Cash Management Funds

--------------------------------------------------------------------------------

     You'll hear the word "team" more often when we talk about our portfolio managers. We've reorganized our investment management group so managers interact more frequently, sharing their best ideas to improve the investment capabilities of Piper Capital.
     There is one thing that hasn't changed at Piper Capital, and that's the value we place on your Investment Executive. He or she plays an integral part in helping you build your wealth. Rely on your Piper Jaffray Investment Executive to give you the support and guidance that you need in working toward your financial goals.
     The recent changes we have made represent a new way of doing business at Piper Capital - an approach we believe will enable us to establish an unparalleled reputation for prudent investing and high-quality service.
     That said, we look forward to serving your future financial needs and exceeding your expectations in every way we can.

Thank you for your investment.

Sincerely,


/s/ William H. Ellis

William H. Ellis




-------------------------------------------------------------------------------
                  2 1996 Annual Report - Cash Management Funds

     30-DAY EFFECTIVE YIELDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                     [GRAPH]


        Money Market Fund
        U.S. Government Money Market Fund
        Tax-Exempt Money Market Fund


This chart shows the 30-day effective yields for Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund. These average yields are calculated using the 30-day current yield, net of fees, at the end of each month.

Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

Since the funds' inception, the funds' distributor voluntarily waived 12b-1 fees. Had fees not been waived, Money Market Fund's, U.S. Government Money Market Fund's and Tax-Exempt Money Market Fund's 30-day yields would have been 4.61%, 4.53% and 2.63%, respectively, on September 30, 1996.



-------------------------------------------------------------------------------
                  3  1996 Annual Report - Cash Management Funds

NANCY S. OLSEN

is primarily
responsible for the
management of
Money Market
Fund and U.S.
Government Money
Market Fund. She
has 18 years of
financial experience.
----------------------


MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
October 31, 1996
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

THE SEVEN-DAY CURRENT YIELDS FOR BOTH MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND HAVE INCREASED SINCE WE LAST REPORTED TO YOU SIX MONTHS AGO. Money Market Fund's seven-day current yield increased from 4.48% on March 31 to 4.63%* on September 30. However, that is down from a year ago, when the seven-day current yield was 4.87% on September 30, 1995. U.S. Government Money Market Fund's seven-day current yield is up from 4.45% on March 31 to 4.55%* on September 30. Its seven-day current yield was 4.85% on September 30, 1995.


INTEREST RATES FELL AT THE END OF 1995 AND ROSE AGAIN DURING THE SPRING AND SUMMER OF 1996. In response to a slowing economy, the Federal Reserve Board
(Fed) lowered the federal funds rate(***) from 6.0% to 5.5% in late 1995 and to 5.25% in January 1996.


* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the funds' inception, the funds' distributor voluntarily waived 12b-1 fees. Had fees not been waived, Money Market Fund's and U.S. Government Money Market Fund's seven-day yield would have been 4.53% and 4.45%, respectively, on September 30, 1996.

-------------------------------------------------------------------------------
MONEY MARKET FUND PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
As a percentage of total assets on September 30, 1996.



                                   [GRAPH]

(*** Symbol is Graduation Cap indicating a term that is defined in the glossary.)
-------------------------------------------------------------------------------
                 4   1996 Annual Report - Cash Management Funds

SHAISTA B. TAJAMAL

assists with the
management
of Money Market
Fund and U.S.
Government Money
Market Fund.
She has six years
of financial
experience.
------------------------


MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
Since then, the economy has shown signs of strength, creating speculation that the next Fed action would be to raise the federal funds rate. As a result, short-term rates moved up again until the end of September, when the Fed chose not to raise the federal funds rate at its September Federal Open Market Committee meeting. That action caused interest rates to drop slightly in the last week of the quarter.

WE PROVIDED YOU WITH A COMPETITIVE RATE OF RETURN THIS PAST YEAR BY MANAGING THE FUNDS' AVERAGE WEIGHTED MATURITY(***) AND BY MAKING SOME CHANGES TO THEIR COMPOSITION. We lengthened the average weighted maturities of both funds in the fourth quarter of 1995 and the first quarter of 1996 to lock in higher yields when interest rates were declining. We began shortening the funds' average weighted maturities in the second quarter to take advantage of rising short-term rates. In addition, we added some certificates of deposit(***) to Money Market Fund in the first and second quarters of 1996, taking advantage of the more competitive yields offered by these securities. In both funds, we increased our holdings of floating rate notes(***), which are securities with adjustable interest rates. These securities worked very well in the rising interest rate environment we experienced in the second and third quarters of this year.

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on September 30, 1996.



                                   [GRAPH]


(*** Symbol is Graduation Cap indicating a term that is defined in the glossary.)
-------------------------------------------------------------------------------
                  5 1996 Annual Report - Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------

LOOKING AHEAD, WE ARE POSITIONING THE AVERAGE WEIGHTED MATURITIES OF THE FUNDS NEUTRALLY COMPARED TO THEIR RESPECTIVE BENCHMARKS UNTIL WE SEE A CLEARER TREND IN THE ECONOMY. Money Market Fund's average weighted maturity is 54 days and U.S. Government Money Market Fund's average weighted maturity is 61 days as of September 30, 1996. In addition, we are positioning the funds in somewhat of a barbell structure(***). We are focusing on securities with shorter maturities (seven to 30 days) and longer maturities (10 to 13 months), while de-emphasizing securities in between. This strategy allows us to maintain higher yields for longer periods of time if interest rates decrease; if rates increase, the securities with shorter maturities can be reinvested at higher rates more quickly.

OUR PRIMARY CONCERN IN MANAGING BOTH FUNDS IS THE SAFETY OF YOUR PRINCIPAL. We continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by active positioning of the portfolio on the short end (13 months or less) of the yield curve(***), investing in high-quality securities and by managing the funds' average weighted maturity based on our interest rate forecast.

Thank you for your investment in Money Market Fund and U.S. Government Money Market Fund. We are committed to providing you with high-quality investments and will continue working to help you meet your financial goals.


Sincerely,

/s/ Nancy Shellenberger Olsen

Nancy Shellenberger Olsen
Portfolio Manager



(*** Symbol is Graduation Cap indicating a term that is defined in the glossary.)
-------------------------------------------------------------------------------
                 6   1996 Annual Report - Cash Management Funds

DOUGLAS J. WHITE,
CFA

shares responsibility
for the management
of Tax-Exempt
Money Market Fund.
He has 13 years
of financial experience.
-------------------------

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
October 31, 1996
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

THE YIELD ON TAX-EXEMPT MONEY MARKET FUND HAS INCREASED SLIGHTLY SINCE WE REPORTED TO YOU IN THE SEMIANNUAL REPORT. The fund's seven-day current yield rose from 2.56% on March 31 to 2.81%* on September 30, 1996. That compares to a yield of 3.08% on September 30, 1995. Yields fluctuated from month to month as a result of changing expectations of Federal Reserve Board (Fed) activity and supply/demand imbalances. We'll discuss both of these factors - and how they affected the fund - below.


INTEREST RATES FELL AT THE END OF 1995 AND ROSE AGAIN DURING THE SPRING AND SUMMER OF 1996. In response to a slowing economy, the Fed lowered the federal funds rate(***) from 6.0% to 5.5% in late 1995 and to 5.25% in January 1996. Shortly after the last rate cut, a

* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the fund's inception, the fund's distributor voluntarily waived 12b-1 fees. Had the fees not been waived, the fund's seven-day current yields would have been 2.71% on September 30, 1996.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
As a percentage of total assets on September 30, 1996.



                                   [GRAPH]


(*** Symbol is Graduation Cap indicating a term that is defined in the glossary.)
-------------------------------------------------------------------------------
                  7  1996 Annual Report - Cash Management Funds

CATHERINE STIENSTRA

shares responsibility
for the management
of Tax-Exempt
Money Market Fund.
She has five years of
financial experience.
-----------------------

TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
-----------------------------------------------------------------------
stronger-than-expected employment number in the spring and other surprising signs of economic strength created speculation that the next Fed action would be to raise the federal funds rate. As a result, short-term rates increased slightly. The current interest rate environment remains speculative in nature.

DUE TO THE INTEREST RATE ENVIRONMENT DESCRIBED ABOVE, WE HAVE MANAGED THE FUND BY INVESTING IN APPROXIMATELY A 50/50 MIX OF FIXED RATE AND VARIABLE RATE SECURITIES. In the first quarter of 1996, the fund's position in fixed rate securities was somewhat lower due to a shortage in the supply of high-quality municipal notes. During September, the fixed rate portion dipped again, this time because we did not replace some of the fund's commercial paper when it matured, as we felt new issues were too expensive. This, combined with a continued short supply of high-quality notes, caused the fixed rate portion to decline to about 45%. September's level of new municipal note issuance was down 39% from the same time last year. These factors decreased the fund's average weighted maturity(***) to 59 days on September 30. In the coming months, we will look for fixed rate securities to add to the fund as they become available to return the fixed rate portion of the fund to approximately 50%.



(*** Symbol is Graduation Cap indicating a term that is defined in the glossary.)
-------------------------------------------------------------------------------
                  8  1996 Annual Report - Cash Management Funds

--------------------------------------------------------------------------------
WITH OUR EQUALLY PROPORTIONED FIXED RATE/VARIABLE RATE STRATEGY, WE BELIEVE THE FUND IS POSITIONED APPROPRIATELY FOR THE COMING MONTHS. Keeping part of the fund in variable rate securities that are reset daily, weekly and monthly benefits the fund by providing flexibility when we anticipate interest rate fluctuations caused by Fed changes. This strategy, along with our active positioning of 50% of the fund in fixed rate securities, is important to our primary goals of providing you with high income and preservation of principal. We plan to manage the average weighted maturity of the fund accordingly.

Thank you for investing in Tax-Exempt Money Market Fund. We are dedicated to providing you with quality management services and look forward to helping you reach your financial goals.


Sincerely,


/s/ Douglas J. White
Douglas J. White
Portfolio Manager


/s/ Catherine M. Stienstra
Catherine M. Stienstra
Portfolio Manager



-------------------------------------------------------------------------------
                  9 1996 Annual Report - Cash Management Funds

Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  September 30, 1996
 ..................................................................

                                                                                   U.S.
                                                                                GOVERNMENT     TAX-EXEMPT
                                                                  MONEY           MONEY          MONEY
                                                               MARKET FUND     MARKET FUND    MARKET FUND
                                                              --------------   ------------   ------------
ASSETS:
Investments in securities at amortized cost which
  approximates market value (note 2) (including repurchase
  agreements of $10,852,000; $76,800,000 and $0,
  respectively) ............................................  $1,963,869,577   $289,653,381   $208,414,218
Cash in bank on demand deposit .............................       1,751,745        58,386        196,579
Other assets ...............................................          71,040        10,952          7,955
Accrued interest receivable ................................       3,974,431     1,843,892      1,617,111
                                                              --------------   ------------   ------------
  Total assets .............................................   1,969,666,793   291,566,611    210,235,863
                                                              --------------   ------------   ------------

LIABILITIES:
Dividends payable to shareholders ..........................       2,901,598       377,919        171,076
Accrued investment management fee ..........................         640,432       119,201         89,855
Accrued distribution fee ...................................         324,755        47,680         35,942
                                                              --------------   ------------   ------------
Total liabilities ..........................................       3,866,785       544,800        296,873
                                                              --------------   ------------   ------------
Net assets applicable to outstanding capital stock .........  $1,965,800,008   $291,021,811   $209,938,990
                                                              --------------   ------------   ------------
                                                              --------------   ------------   ------------

REPRESENTED BY:
Capital stock - authorized 100 billion shares of $0.01 par
  value; outstanding: 1,965,800,008; 291,021,811 and
  209,938,990, respectively ................................  $   19,658,000   $ 2,910,218    $ 2,099,390
Additional paid-in capital .................................   1,946,142,008   288,111,593    207,839,600
                                                              --------------   ------------   ------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $1,965,800,008   $291,021,811   $209,938,990
                                                              --------------   ------------   ------------
                                                              --------------   ------------   ------------

Net asset value per share of outstanding capital stock .....  $         1.00   $      1.00    $      1.00
                                                              --------------   ------------   ------------
                                                              --------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 10  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For The Year Ended September 30, 1996
 ..................................................................

                                                                                U.S.
                                                                             GOVERNMENT     TAX-EXEMPT
                                                                 MONEY         MONEY          MONEY
                                                              MARKET FUND   MARKET FUND    MARKET FUND
                                                              -----------   ------------   ------------
INCOME:
Interest ...................................................  $105,491,751  $16,304,434    $ 8,211,429
                                                              -----------   ------------   ------------

EXPENSES (NOTE 4):
Investment management fee ..................................   7,536,110      1,477,604      1,122,039
Distribution and servicing fee .............................   5,655,508        881,309        669,220
Custodian and accounting fees ..............................     690,408        207,671        164,047
Transfer agent and dividend disbursing agent fees ..........   3,269,584        225,930        143,984
Registration fees ..........................................     230,506         53,247         45,595
Reports to shareholders ....................................     213,914         41,984         39,164
Directors' fees ............................................       2,888          2,791          2,791
Audit and legal fees .......................................      38,873         34,051         34,109
Other expenses .............................................     106,847         25,252         22,450
                                                              -----------   ------------   ------------
  Total expenses ...........................................  17,744,638      2,949,839      2,243,399
Less expenses waived by the distributor ....................  (1,881,240)      (293,347)      (222,639)
                                                              -----------   ------------   ------------

  Net expenses before expenses paid indirectly .............  15,863,398      2,656,492      2,020,760
Less expenses paid indirectly ..............................      (5,906)        (1,737)        (8,792)
                                                              -----------   ------------   ------------

  Total net expenses .......................................  15,857,492      2,654,755      2,011,968
                                                              -----------   ------------   ------------

  Net investment income ....................................  $89,634,259   $13,649,679    $ 6,199,461
                                                              -----------   ------------   ------------
                                                              -----------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 11  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                      MONEY MARKET FUND
                                                              ----------------------------------
                                                                 Year Ended        Year Ended
                                                                  9/30/96            9/30/95
                                                              ----------------   ---------------
OPERATIONS:
Net investment income ......................................   $    89,634,259   $    68,707,846
                                                              ----------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................       (89,498,180)      (68,707,846)
In excess of net investment income .........................                --          (136,079)
                                                              ----------------   ---------------
  Total distributions ......................................       (89,498,180)      (68,843,925)
                                                              ----------------   ---------------

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1 PER
 SHARE:
Proceeds from sales ........................................     8,148,803,714     6,985,072,700
Proceeds from shares issued for reinvestment of net
  investment income distributions ..........................        86,341,691        65,537,313
Payments for shares redeemed ...............................    (7,972,194,147)   (6,533,100,552)
                                                              ----------------   ---------------
  Increase in net assets from capital share transactions ...       262,951,258       517,509,461
                                                              ----------------   ---------------
  Total increase in net assets .............................       263,087,337       517,373,382

Net assets at beginning of year ............................     1,702,712,671     1,185,339,289
                                                              ----------------   ---------------

Net assets at end of year ..................................   $ 1,965,800,008   $ 1,702,712,671
                                                              ----------------   ---------------
                                                              ----------------   ---------------

Distributions in excess of net investment income ...........   $            --   $      (136,079)
                                                              ----------------   ---------------
                                                              ----------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 12  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                      U.S. GOVERNMENT
                                                                     MONEY MARKET FUND
                                                              -------------------------------
                                                                Year Ended       Year Ended
                                                                 9/30/96          9/30/95
                                                              --------------   --------------
OPERATIONS:
Net investment income ......................................   $  13,649,679   $   10,833,003
                                                              --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................     (13,649,679)     (10,833,003)
                                                              --------------   --------------

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1 PER
 SHARE:
Proceeds from sales ........................................   1,241,641,588    1,029,910,025
Proceeds from shares issued for reinvestment of net
  investment income distributions ..........................      13,290,413       10,341,681
Payments for shares redeemed ...............................  (1,220,357,337)    (968,477,790)
                                                              --------------   --------------
  Increase in net assets from capital share transactions ...      34,574,664       71,773,916
                                                              --------------   --------------
  Total increase in net assets .............................      34,574,664       71,773,916

Net assets at beginning of year ............................     256,447,147      184,673,231
                                                              --------------   --------------

Net assets at end of year ..................................   $ 291,021,811   $  256,447,147
                                                              --------------   --------------
                                                              --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 13  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                               TAX-EXEMPT MONEY MARKET FUND
                                                              ------------------------------
                                                                Year Ended      Year Ended
                                                                 9/30/96          9/30/95
                                                              --------------   -------------
OPERATIONS:
Net investment income ......................................   $   6,199,461   $   5,765,962
                                                              --------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................      (6,199,461)     (5,765,962)
                                                              --------------   -------------

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1 PER
 SHARE:
Proceeds from sales ........................................   1,478,505,358     957,075,626
Proceeds from shares issued for reinvestment of net
  investment income distributions ..........................       6,041,943       5,499,553
Payments for shares redeemed ...............................  (1,480,819,945)   (934,321,084)
                                                              --------------   -------------
  Increase in net assets from capital share transactions ...       3,727,356      28,254,095
                                                              --------------   -------------
  Total increase in net assets .............................       3,727,356      28,254,095

Net assets at beginning of year ............................     206,211,634     177,957,539
                                                              --------------   -------------

Net assets at end of year ..................................   $ 209,938,990   $ 206,211,634
                                                              --------------   -------------
                                                              --------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

                 14  1996 Annual Report - Cash Management Funds

        Notes to Financial Statements
----------------------------------------

(1) ORGANIZATION
 ................................................................................
               Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single open-end investment management company. The company currently has 12 series, including Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (the funds), each of which is classified as a diversified series. The company's articles of incorporation permit the board of directors to create additional series in the future.

               Money Market Fund invests in a variety of high-quality money market instruments such as high-grade domestic and U.S. dollar denominated foreign commercial paper, repurchase agreements, obligations of domestic and foreign banks (time deposits, certificates of deposit and bankers' acceptances), U.S. government securities and short-term corporate obligations.

               U.S. Government Money Market Fund invests in short-term securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

               Tax-Exempt Money Market Fund invests primarily in high-quality, tax-exempt securities with short-term maturities, including municipal bonds, notes and commercial paper.

               There is no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
 ................................................................................
                  INVESTMENTS IN SECURITIES
               Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued on the basis of amortized cost, which approximates market value.

               Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, is accrued daily.

---------------------------------------------------------------------

                 15  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. In addition, on a calendar-year basis, the funds will distribute substantially all of their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions to shareholders from net investment income are declared daily and reinvested in additional shares of the funds monthly.

                  REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to

---------------------------------------------------------------------

                 16  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------
               make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT SECURITY TRANSACTIONS
 ................................................................................
               Cost of purchases and proceeds from sales of securities for the year ended September 30, 1996, were as follows:

                                                                      U.S. GOVERNMENT       TAX-EXEMPT
                                                   MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                       FUND                FUND                FUND
                                                 ----------------     ---------------     ---------------
Purchases ...................................    $ 12,693,239,983     $ 4,991,309,840     $ 1,465,996,641
Proceeds from sales .........................    $ 12,447,032,364     $ 4,965,074,065     $ 1,458,849,137

               For the year ended September 30, 1996, no brokerage commissions were paid to Piper Jaffray Inc., an affiliated broker.

(4) EXPENSES
 ................................................................................
               The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund is equal to an annual rate of 0.50% of the first $500 million in net assets, 0.425% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and then decreasing in reduced percentages to 0.275% of net assets in excess of $2.5 billion.

               Each fund also pays Piper Jaffray Inc. (Piper Jaffray), the funds' distributor, a quarterly fee for providing shareholder services and distribution-related services. The fee is limited to an annual rate of 0.30% of average daily net assets for each fund and includes 0.25% payable as a servicing fee and 0.05% payable as a distribution fee. For the year ended September 30, 1996, Piper Jaffray voluntarily agreed to limit the fee to an annual rate of 0.20% of each fund's average daily net assets.

---------------------------------------------------------------------

                 17  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

               The company has also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company perform various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which are paid monthly to Piper Jaffray and Piper Trust Company for providing these services, are equal to an annual rate of $9.00 per active shareholder account and $6.00 per inactive account.

               In addition to the investment management, distribution and shareholder account servicing fees, each fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the funds.

---------------------------------------------------------------------

                 18  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

(5) FINANCIAL HIGHLIGHTS
 ................................................................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MONEY MARKET FUND

                                                               Fiscal year ended September 30,
                                                 ------------------------------------------------------------
                                                   1996         1995         1994         1993         1992
                                                 --------     --------     --------     --------     --------
PER-SHARE DATA
Net asset value, beginning of period ........    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 --------     --------     --------     --------     --------
Operations:
  Net investment income .....................        0.05         0.05         0.03         0.02         0.04
Distributions from net investment income ....       (0.05)       (0.05)       (0.03)       (0.02)       (0.04)
                                                 --------     --------     --------     --------     --------
Net asset value, end of year ................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 --------     --------     --------     --------     --------
                                                 --------     --------     --------     --------     --------
Total return (a) ............................        4.79%        5.05%        2.98%        2.45%        3.87%
Net assets at end of period (in millions) ...    $  1,966     $  1,703     $  1,185     $  1,106     $  1,096
Ratio of expenses to average daily net assets
  (b) .......................................        0.84%        0.92%        0.93%        0.96%        0.90%
Ratio of net investment income to average
  daily net assets (b) ......................        4.73%        4.94%        2.90%        2.42%        3.66%

(A) TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(B) DURING THE YEARS REFLECTED ABOVE, THE DISTRIBUTOR VOLUNTARILY WAIVED FEES. HAD THE MAXIMUM DISTRIBUTION FEE BEEN IN EFFECT, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN AS
     FOLLOWS: 0.94%/4.63%, 1.02%/4.84%, 1.03%/2.80%, 1.06%/2.32% AND 1.00%/3.56%
     IN FISCAL 1996, 1995, 1994, 1993 AND 1992, RESPECTIVELY. BEGINNING IN FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

---------------------------------------------------------------------

                 19  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

(5) FINANCIAL HIGHLIGHTS
   (CONTINUED)
 ................................................................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

U.S. GOVERNMENT MONEY MARKET FUND

                                                             Fiscal year ended September 30,
                                                 -------------------------------------------------------
                                                  1996        1995        1994        1993        1992
                                                 -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, beginning of period ........    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------
Operations:
  Net investment income .....................       0.05        0.05        0.03        0.02        0.04
Distributions from net investment income ....      (0.05)      (0.05)      (0.03)      (0.02)      (0.04)
                                                 -------     -------     -------     -------     -------
Net asset value, end of year ................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
Total return (a) ............................       4.72%       4.99%       2.98%       2.51%       3.78%
Net assets at end of period (in millions) ...    $   291     $   256     $   185     $   195     $   191
Ratio of expenses to average daily net assets
  (b) .......................................       0.90%       0.91%       0.92%       0.93%       0.90%
Ratio of net investment income to average
  daily net assets (b) ......................       4.62%       4.90%       2.88%       2.41%       3.58%

(A) TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(B) DURING THE YEARS REFLECTED ABOVE, THE DISTRIBUTOR VOLUNTARILY WAIVED FEES. HAD THE MAXIMUM DISTRIBUTION FEE BEEN IN EFFECT, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN AS
     FOLLOWS: 1.00%/4.52%, 1.01%/4.80%, 1.02%/2.78%, 1.03%/2.31% AND 1.00%/3.48%
     IN FISCAL 1996, 1995, 1994, 1993 AND 1992, RESPECTIVELY. BEGINNING IN FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

---------------------------------------------------------------------

                 20  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

(5) FINANCIAL HIGHLIGHTS
   (CONTINUED)
 ................................................................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

TAX-EXEMPT MONEY MARKET FUND

                                                             Fiscal year ended September 30,
                                                 -------------------------------------------------------
                                                  1996        1995        1994        1993        1992
                                                 -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, beginning of period ........    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------
Operations:
  Net investment income .....................       0.03        0.03        0.02        0.02        0.03
Distributions from net investment income
  (a) .......................................      (0.03)      (0.03)      (0.02)      (0.02)      (0.03)
                                                 -------     -------     -------     -------     -------
Net asset value, end of year ................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------
Total return (b) ............................       2.80%       3.02%       1.82%       1.87%       3.07%
Net assets at end of period (in millions) ...    $   210     $   206     $   178     $   169     $   158
Ratio of expenses to average daily net assets
  (c) .......................................       0.90%       0.91%       0.90%       0.92%       0.88%
Ratio of net investment income to average
  daily net assets (c) ......................       2.76%       2.97%       1.80%       1.83%       2.91%

(A) TAX-EXEMPT MONEY MARKET FUND DISTRIBUTIONS FROM NET INVESTMENT INCOME THAT ARE TAXABLE FOR FEDERAL AND STATE INCOME TAX PURPOSES ARE $0.0001 AND $0.0001 PER SHARE FOR FISCAL 1995 AND 1992, RESPECTIVELY.
(B) TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(C) DURING THE YEARS REFLECTED ABOVE, THE DISTRIBUTOR VOLUNTARILY WAIVED FEES. HAD THE MAXIMUM DISTRIBUTION FEE BEEN IN EFFECT, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN AS
     FOLLOWS: 1.00%/2.66%, 1.01%/2.87%, 1.00%/1.70%, 1.02%/1.73% AND 0.98%/2.81%
     IN FISCAL 1996, 1995, 1994, 1993 AND 1992, RESPECTIVELY. BEGINNING IN FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUND. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

---------------------------------------------------------------------

                 21  1996 Annual Report - Cash Management Funds

Investments in Securities
---------------------------------------------------------------------

MONEY MARKET FUND                                                September 30, 1996
 .........................................................................................

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (11.7%):
  FEDERAL FARM CREDIT COUPON NOTES (0.6%):
    4.95%, 3/3/97 .......................................  $12,000,000      $   11,986,433
                                                                            --------------

  FEDERAL FARM CREDIT FLOATING RATE NOTES (B) (1.5%):
    5.53%, 11/3/97 ......................................   17,000,000          16,992,446
    5.19%, 2/13/97 ......................................   13,500,000          13,497,108
                                                                            --------------
                                                                                30,489,554
                                                                            --------------

  FEDERAL HOME LOAN BANK COUPON NOTES (0.2%):
    5.31%, 12/12/96 .....................................    4,305,000           4,303,450
                                                                            --------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (B) (0.5%):
    5.60%, 1/29/98 ......................................   10,000,000          10,016,134
                                                                            --------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (0.4%):
    7.88%, 12/20/96 .....................................    8,000,000           8,039,580
                                                                            --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (0.5%):
    5.11%, 11/22/96 .....................................   10,000,000           9,926,189
                                                                            --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (B) (3.0%):
    5.52%, 5/1/97 .......................................   20,000,000          19,994,145
    5.52%, 6/2/99 .......................................   18,000,000          17,865,806
    5.46%, 6/20/97 ......................................   21,000,000          20,985,112
                                                                            --------------
                                                                                58,845,063
                                                                            --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION MEDIUM TERM NOTES (0.7%):
    5.47%, 11/14/96 .....................................   13,000,000          12,997,843
                                                                            --------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (B) (2.5%):
    5.67%, 11/20/97 .....................................   14,375,000          14,380,032
    5.87%, 6/30/97 ......................................   15,000,000          14,995,347
    5.53%, 12/20/96 .....................................   20,000,000          20,000,000
                                                                            --------------
                                                                                49,375,379
                                                                            --------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 22  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
  U.S. TREASURY NOTES AND BONDS (1.8%):
    6.00%, 8/31/97 ......................................  $31,000,000      $   31,068,655
    5.75%, 9/30/97 ......................................    3,601,000           3,592,576
                                                                            --------------
                                                                                34,661,231
                                                                            --------------

      Total U.S. Government and Agency Securities
        (cost: $230,640,856)  ...........................                      230,640,856
                                                                            --------------

OTHER U.S. GOVERNMENT AGENCY-BACKED (0.3%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.45%, 2/10/97
      (cost: $5,390,092) ................................    5,500,000           5,390,092
                                                                            --------------

BANK NOTES (0.8%):
    American Express Centurion Bank, 5.45%, 9/12/97
      (cost: $15,000,000) ...............................   15,000,000(b)       15,000,000
                                                                            --------------

BANKERS ACCEPTANCES (0.5%):
    First Bank N.A., 5.30%, 11/12/96
      (cost: $9,838,785) ................................    9,900,000           9,838,785
                                                                            --------------

CERTIFICATES OF DEPOSIT (3.2%):
    Fifth Third Bancorp, 5.31%, 10/31/96 ................   25,000,000          25,000,000
    First Alabama Bank, 5.40%, 11/5/96 ..................   25,000,000          25,000,000
    Mellon Bank Corp., 6.03%, 9/23/97 ...................   13,000,000          13,015,578
                                                                            --------------

      Total Certificates Of Deposit
        (cost: $63,015,578)  ............................                       63,015,578
                                                                            --------------

CERTIFICATES OF DEPOSIT - YANKEE (6.6%):
    Bank of Nova Scotia, 5.43%, 12/16/96 ................   25,000,000          25,000,000
    Bank of Scotland, 5.40%, 11/12/96 ...................   20,000,000          20,000,000
    Bayerische Vereinsbank NY, 5.31%, 3/24/97 ...........   20,000,000          20,000,000
    Canadian Imperial Bank of Commerce, 5.75%,
      9/16/97 ...........................................   22,000,000          22,000,000
    Deutsche Bank AG, 5.53%, 1/22/97 ....................   15,000,000          15,000,000
    Swiss Bank, 5.53%, 12/18/96 .........................   27,000,000          27,000,577
                                                                            --------------

      Total Certificates Of Deposit - Yankee
        (cost: $129,000,577)  ...........................                      129,000,577
                                                                            --------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 23  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
COMMERCIAL PAPER (76.1%):
  AERODEFENSE/ELECTRONICS (1.6%):
    Raytheon Co., 5.45%, 10/21/96 .......................  $11,500,000      $   11,465,181
    Rockwell International Corp., 5.30%, 10/29/96 .......   20,000,000(c)       19,917,555
                                                                            --------------
                                                                                31,382,736
                                                                            --------------

  BUSINESS CREDIT INSTITUTIONS (9.5%):
    Bell Atlantic Financial Services Inc., 5.48%,
      10/8/96 ...........................................   15,000,000          14,984,017
    BTR Dunlop Finance, Inc., 5.33%, 11/6/96 ............    5,000,000(c)        4,973,350
    BTR Dunlop Finance, Inc., 5.50%, 12/24/96 ...........   20,000,000(c)       19,743,333
    Caterpillar Financial Services Corp., 5.30%,
      10/28/96 ..........................................    3,500,000           3,486,088
    Ford Motor Credit Co., 5.35%, 10/4/96 ...............   15,000,000          14,993,313
    General Electric Capital Corp., 5.29%, 10/3/96 ......   20,000,000          19,994,122
    General Electric Capital Corp., 5.27%, 10/10/96 .....   10,000,000           9,986,825
    Mobil Australia Finance Co., 5.28%, 11/19/96 ........   14,152,000(c)       14,050,294
    Mobil Australia Finance Co., 5.30%, 10/31/96 ........   15,000,000(c)       14,933,750
    Pitney Bowes Credit Corp., 5.03%, 10/2/96 ...........    5,000,000           4,999,301
    Pitney Bowes Credit Corp., 5.50%, 3/12/97 ...........   20,500,000          19,992,625
    TECO Finance, Inc., 5.42%, 12/3/96 ..................    4,100,000(c)        4,061,112
    TECO Finance, Inc., 5.35%, 12/13/96 .................   13,500,000(c)       13,353,544
    Toyota Motor Credit Corp., 5.30%, 10/16/96 ..........    9,910,000           9,888,115
    Toyota Motor Credit Corp., 5.27%, 10/7/96 ...........    6,000,000           5,994,730
    Toyota Motor Credit Corp., 5.33%, 10/21/96 ..........   12,000,000          11,964,467
                                                                            --------------
                                                                               187,398,986
                                                                            --------------

  CONSUMER HEALTH (0.5%):
    Allergan, Inc., 5.37%, 10/15/96 .....................    4,900,000           4,889,767
    Allergan, Inc., 5.35%, 10/24/96 .....................    5,500,000           5,481,201
                                                                            --------------
                                                                                10,370,968
                                                                            --------------

  CONSUMER NON-DURABLES (1.0%):
    Sara Lee Corp., 5.30%, 10/15/96 .....................   10,000,000           9,979,388
    Sara Lee Corp., 5.30%, 10/21/96 .....................   10,000,000           9,970,556
                                                                            --------------
                                                                                19,949,944
                                                                            --------------

  DIVERSIFIED CHEMICALS (4.7%):
    Akzo Nobel, Inc., 5.27%, 10/31/96 ...................   14,000,000          13,938,516
    Akzo Nobel, Inc., 5.56%, 12/11/96 ...................   15,000,000          14,835,516
    duPont (E.I.) de Nemours & Co., 5.42%, 10/2/96 ......   12,000,000(c)       11,998,193
    duPont (E.I.) de Nemours & Co., 5.32%, 10/21/96 .....    3,797,000(c)        3,785,778

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 24  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
    Great Lakes Chemical Corp., 5.35%, 10/9/96 ..........  $ 3,500,000(c)   $    3,495,839
    Great Lakes Chemical Corp., 5.31%, 10/25/96 .........   10,000,000(c)        9,964,600
    Great Lakes Chemical Corp., 5.31%, 10/28/96 .........   15,000,000(c)       14,940,263
    Hoechst Corp., 5.85%, 10/1/96 .......................   15,000,000(c)       15,000,000
    Sinochem American C.P., Inc., LOC Credit Suisse,
      5.40%, 10/15/96 ...................................    4,500,000           4,490,550
                                                                            --------------
                                                                                92,449,255
                                                                            --------------

  DIVERSIFIED ELECTRONICS (0.9%):
    Minnesota Mining & Manufacturing Co., 5.30%,
      10/1/96 ...........................................   17,200,000          17,200,000
                                                                            --------------

  ELECTRIC UTILITIES (2.5%):
    Commed Fuel Co., Inc., LOC Canadian Imperial Bank of
      Commerce, 5.30%, 10/24/96 .........................    4,179,000           4,164,850
    Commed Fuel Co., Inc., LOC Canadian Imperial Bank of
      Commerce, 5.28%, 10/28/96 .........................    6,601,000           6,574,860
    Electricity Corp. of New Zealand, Ltd., 5.62%,
      2/4/97 ............................................    8,500,000           8,332,805
    National Cooperative Services Corp., 5.42%,
      11/18/96 ..........................................   10,000,000(c)        9,927,733
    National Rural Utilities Cooperative Finance
      Corporation, 5.33%, 11/13/96 ......................    3,700,000           3,676,444
    National Rural Utilities Cooperative Finance
      Corporation, 5.27%, 10/7/96 .......................   10,000,000           9,991,217
    Wisconsin Electric Power Co., 5.30%, 10/29/96 .......    6,000,000           5,975,267
                                                                            --------------
                                                                                48,643,176
                                                                            --------------

  ELECTRICAL EQUIPMENT (2.1%):
    Dover Corp., 5.40%, 10/18/96 ........................    8,000,000(c)        7,979,600
    Dover Corp., 5.32%, 10/23/96 ........................   14,225,000(c)       14,178,753
    Dover Corp., 5.35%, 10/30/96 ........................    7,000,000(c)        6,969,832
    Hitachi America, Ltd., 5.27%, 10/8/96 ...............   10,000,000           9,989,753
    Hitachi America, Ltd., 5.35%, 10/15/96 ..............    3,000,000           2,993,758
                                                                            --------------
                                                                                42,111,696
                                                                            --------------

  FINANCIAL AND REAL ESTATE INSTITUTIONS (11.0%):
    Bass Finance (C.I.), Ltd., 5.47%, 12/9/96 ...........   13,934,000          13,787,913
    Bass Finance (C.I.), Ltd., 5.48%, 12/9/96 ...........   10,851,000          10,737,028
    Caisse des Depots et Consignations, 5.29%,
      10/8/96 ...........................................    6,000,000(c)        5,993,828
    Caisse des Depots et Consignations, 5.31%,
      11/6/96 ...........................................   18,220,000(c)       18,123,252
    Eksportfinans A/S, 5.37%, 12/9/96 ...................    8,400,000           8,313,543
    Eksportfinans A/S, 5.58%, 12/18/96 ..................    5,121,000           5,059,143
    Eksportfinans A/S, 5.47%, 12/20/96 ..................    9,676,000           9,558,383

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 25  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
    Fletcher Challenge Finance USA, Inc., LOC National
      Westminster Bank PLC, 5.30%, 10/25/96 .............  $10,000,000      $    9,964,667
    Hahn Issuing Corp., LOC Canadian Imperial Bank of
      Commerce, 5.38%, 10/4/96 ..........................    5,900,000           5,897,355
    Hahn Issuing Corp., LOC Canadian Imperial Bank of
      Commerce, 5.35%, 10/9/96 ..........................    5,000,000           4,994,056
    Hunt Resources, Inc., LOC Societe Generale, 5.30%,
      10/28/96 ..........................................    3,000,000           2,988,075
    JMG Funding L.P., LOC Societe Generale, 5.30%,
      10/1/96 ...........................................    8,102,000           8,102,000
    JMG Funding L.P., LOC Societe Generale, 5.46%,
      10/9/96 ...........................................    7,923,000           7,913,387
    Sunkyong America, Inc., LOC Credit Suisse,
      5.33%, 11/8/96 ....................................   12,890,000          12,817,479
    Sunkyong America, Inc., LOC Credit Suisse, 5.40%,
      12/17/96 ..........................................   15,000,000          14,826,910
    U.S. Prime Property, Inc., LOC ABN-AMRO Bank N.V.,
      5.43%, 12/13/96 ...................................   20,622,000          20,394,935
    U.S. Prime Property, Inc., LOC Westpac Banking Corp,
      5.57%, 12/11/96 ...................................    3,860,000           3,817,597
    U.S. Prime Property, Inc., LOC Westpac Banking Corp,
      5.34%, 11/18/96 ...................................   22,500,000          22,339,800
    USAA Capital Corp., 5.32%, 12/3/96 ..................   15,000,000          14,860,350
    Weyerhaeuser Mortgage Co., 5.35%, 10/2/96 ...........   15,000,000          14,997,770
                                                                            --------------
                                                                               215,487,471
                                                                            --------------

  FOOD STORES (0.8%):
    Albertson's, Inc., 5.30%, 10/18/96 ..................   15,000,000          14,962,458
                                                                            --------------

  FOOD AND BEVERAGE PRODUCTS (1.2%):
    Campbell Soup Co., 5.43%, 10/4/96 ...................   10,000,000(c)        9,995,475
    CPC International, Inc., 5.37%, 10/11/96 ............    9,000,000(c)        8,986,575
    PepsiCo, Inc., 5.35%, 10/15/96 ......................    4,305,000(c)        4,296,043
                                                                            --------------
                                                                                23,278,093
                                                                            --------------

  FULL LINE INSURANCE (0.4%):
    Associates Corp. of North America, 5.27%, 10/8/96 ...    7,000,000           6,992,827
                                                                            --------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 26  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
  GAS UTILITIES (1.3%):
    Questar Corp., 5.31%, 10/15/96 ......................  $ 5,875,000      $    5,862,868
    Questar Corp., 5.35%, 10/23/96 ......................   15,000,000          14,950,958
    Questar Corp., 5.50%, 11/1/96 .......................    4,300,000           4,279,635
                                                                            --------------
                                                                                25,093,461
                                                                            --------------

  HOTELS AND MOTELS (0.9%):
    Accor, LOC Banque Nationale de Paris, 5.45%,
      10/29/96 ..........................................   18,000,000          17,923,700
                                                                            --------------

  INDUSTRIAL CONGLOMERATE (3.4%):
    Illinois Tool Works, Inc., 5.28%, 10/15/96 ..........    5,000,000           4,989,734
    Illinois Tool Works, Inc., 5.33%, 10/22/96 ..........    8,500,000           8,473,572
    Saint-Gobain (Compagnie de) S.A., 5.31%, 10/25/96 ...   30,000,000          29,893,800
    Sandoz Corp., 5.34%, 12/2/96 ........................   10,520,000          10,423,251
    Sandoz Corp., 5.36%, 10/4/96 ........................    3,915,000(c)        3,913,251
    Sandoz Corp., 5.29%, 10/16/96 .......................   10,000,000(c)        9,977,958
                                                                            --------------
                                                                                67,671,566
                                                                            --------------

  INSURANCE COMPANIES (1.7%):
    Allianz of America Finance Corp., 5.36%, 10/10/96 ...    7,895,000(c)        7,884,421
    Allianz of America Finance Corp., 5.32%, 10/11/96 ...    8,445,000(c)        8,432,520
    Allianz of America Finance Corp., 5.45%, 10/17/96 ...   11,700,000(c)       11,671,660
    Allianz of America Finance Corp., 5.45%, 12/2/96 ....    6,000,000(c)        5,943,683
                                                                            --------------
                                                                                33,932,284
                                                                            --------------

  MINING AND MINERAL RELATED (1.6%):
    RTZ America, Inc., 5.36%, 10/17/96 ..................   18,000,000(c)       17,957,120
    U.S. Borax, Inc., 5.45%, 12/3/96 ....................   13,000,000(c)       12,876,013
                                                                            --------------
                                                                                30,833,133
                                                                            --------------

  MONEY CENTER BANKS (11.2%):
    Abbey National North America, 5.32%, 11/4/96 ........   15,000,000          14,924,633
    Abbey National North America, 5.44%, 3/26/97 ........   14,202,000          13,824,290
    ABN-AMRO North America Finance, Inc., 5.09%,
      10/11/96 ..........................................   11,000,000          10,984,447
    Banc One Corp., 5.85%, 10/1/96 ......................    8,208,000(c)        8,208,000
    Banc One Corp., 5.29%, 10/24/96 .....................   17,500,000(c)       17,440,855
    Bank of New York Co., Inc., 5.28%, 10/1/96 ..........    7,370,000           7,370,000
    Bank of New York Co., Inc., 5.30%, 10/2/96 ..........   15,000,000          14,997,792
    Bank of New York Co., Inc., 5.35%, 10/10/96 .........    8,236,000           8,224,984
    Bayerische Vereinsbank AG, 5.45%, 11/19/96 ..........    4,600,000           4,565,877
    BNP Canada, 5.30%, 11/25/96 .........................    5,000,000           4,959,514

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 27  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
    Commerzbank U.S. Finance, Inc., 5.60%, 2/6/97 .......  $ 5,000,000      $    4,900,444
    Commonwealth Bank of Australia, 5.30%, 11/14/96 .....   20,943,000          20,807,336
    Commonwealth Bank of Australia, 5.29%, 11/15/96 .....    8,135,000           8,081,207
    Den Danske Corp., Inc., 5.33%, 10/21/96 .............    4,495,000           4,481,690
    Den Danske Corp., Inc., 5.45%, 2/24/97 ..............   10,000,000           9,778,972
    Dresdner U.S. Finance, Inc., 5.31%, 10/16/96 ........    5,285,000           5,273,307
    Generale Bank, Inc., 5.47%, 12/10/96 ................    5,000,000           4,946,819
    Kredietbank N.A. Finance Corp., 5.35%, 11/18/96 .....    8,000,000           7,942,933
    National Westminister Bank of Canada, 5.35%,
      12/16/96 ..........................................    6,405,000           6,332,659
    National Westminister Bank of Canada, 5.60%,
      1/16/97 ...........................................   13,350,000          13,127,797
    Royal Bank of Canada, 5.38%, 12/31/96 ...............    7,000,000           6,904,804
    Royal Bank of Canada, 5.62%, 1/23/97 ................    8,650,000           8,496,059
    Western Australian Treasury Corp., 5.33%,
      11/20/96 ..........................................    3,200,000           3,176,311
    Western Australian Treasury Corp., 5.30%,
      12/18/96 ..........................................   10,000,000           9,885,168
                                                                            --------------
                                                                               219,635,898
                                                                            --------------

  OFFICE AND INDUSTRIAL SERVICES (1.2%):
    WMX Technologies, Inc., 5.44%, 11/19/96 .............    8,400,000(c)        8,337,802
    WMX Technologies, Inc., 5.35%, 11/21/96 .............   14,620,000(c)       14,509,193
                                                                            --------------
                                                                                22,846,995
                                                                            --------------

  OIL INTEGRATED INTERNATIONAL (2.7%):
    Petrofina (De), Inc., 5.33%, 10/25/96 ...............   11,465,000          11,424,261
    Petrofina (De), Inc., 5.44%, 12/10/96 ...............   10,000,000           9,894,222
    Repsol International Finance B.V., 5.48%,
      12/30/96 ..........................................   20,000,000          19,726,000
    Shell Oil Co., 5.34%, 10/9/96 .......................   12,000,000          11,985,760
                                                                            --------------
                                                                                53,030,243
                                                                            --------------

  PAPER (1.0%):
    Sonoco Products Co., 5.34%, 10/22/96 ................   20,000,000          19,937,700
                                                                            --------------

  PHARMACEUTICALS (3.7%):
    Lilly (Eli) & Co., 5.28%, 10/29/96 ..................   25,000,000          24,897,333
    Lilly (Eli) & Co., 5.30%, 10/1/96 ...................   23,400,000(c)       23,400,000
    Merck & Co., Inc., 5.32%, 10/23/96 ..................    3,300,000(c)        3,289,271
    Pfizer, Inc., 5.34%, 10/11/96 .......................   22,000,000(c)       21,967,367
                                                                            --------------
                                                                                73,553,971
                                                                            --------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 28  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
  PRINT MEDIA/PUBLISHING (0.8%):
    Gannett Co., 5.47%, 10/16/96 ........................  $12,000,000(c)   $   11,972,650
    Gannett Co., 5.50%, 10/22/96 ........................    4,700,000(c)        4,684,921
                                                                            --------------
                                                                                16,657,571
                                                                            --------------

  SECURITIES BROKER (4.6%):
    Goldman Sachs Group, L.P., 5.37%, 10/3/96 ...........   20,000,000          19,994,032
    Goldman Sachs Group, L.P., 5.33%, 10/16/96 ..........   10,000,000           9,977,792
    Merrill Lynch & Co., Inc., 5.44%, 3/7/97 ............   10,000,000           9,762,756
    Merrill Lynch & Co., Inc., 5.35%, 10/30/96 ..........   20,000,000          19,913,806
    Merrill Lynch & Co., Inc., 5.47%, 2/12/97 ...........    1,900,000           1,861,315
    Morgan Stanley Group, Inc., 5.29%, 11/19/96 .........   11,965,000          11,878,849
    Morgan Stanley Group, Inc., 5.32%, 10/7/96 ..........   17,111,000          17,095,828
                                                                            --------------
                                                                                90,484,378
                                                                            --------------

  SEMICONDUCTORS/ELECTRONICS (0.9%):
    Motorola, Inc., 5.33%, 10/8/96 ......................   16,842,000          16,824,545
                                                                            --------------

  SOVEREIGN CREDITS (1.2%):
    Quebec (Province of), 5.34%, 12/17/96 ...............    9,500,000           9,391,494
    Quebec (Province of), 5.32%, 10/1/96 ................   15,000,000          15,000,000
                                                                            --------------
                                                                                24,391,494
                                                                            --------------

  TELECOMMUNICATIONS (1.1%):
    Ameritech Capital Funding Corp., 5.40%, 10/28/96 ....    9,748,000(c)        9,708,521
    Ameritech Capital Funding Corp., 5.30%, 10/30/96 ....   12,670,000(c)       12,615,906
                                                                            --------------
                                                                                22,324,427
                                                                            --------------

  TEXTILES/APPAREL (0.2%):
    Wool International, 5.48%, 12/4/96 ..................    3,200,000           3,168,825
                                                                            --------------

  TIRES/AUTO PARTS (1.7%):
    Echlin, Inc., 5.37%, 10/7/96 ........................   10,000,000           9,991,050
    Echlin, Inc., 5.31%, 10/18/96 .......................   10,000,000           9,974,925
    Nippondenso America, Inc., 5.35%, 11/25/96 ..........   13,000,000          12,893,743
                                                                            --------------
                                                                                32,859,718
                                                                            --------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 29  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  -----------      --------------
  TRANSPORTATION (0.7%):
    Norfolk Southern Corp., 5.45%, 10/16/96 .............  $13,772,000(c)   $   13,740,726
                                                                            --------------

      Total Commercial Paper
        (cost: $1,495,138,245)  .........................                    1,495,138,245
                                                                            --------------

CORPORATE BONDS (0.3%):
    Associates Corp. of North America, 5.88%, 8/15/97
      (cost: $4,993,444) ................................    5,000,000           4,993,444
                                                                            --------------

REPURCHASE AGREEMENTS (0.6%):
    Repurchase agreement with Morgan Stanley, acquired on
      9/27/96, interest of $11,268, 5.34%, 10/4/96
      (cost: $10,852,000) ...............................   10,852,000(d)       10,852,000
                                                                            --------------

      Total Investments in Securities
        (cost: $1,963,869,577) (e)  .....................                   $1,963,869,577
                                                                            --------------
                                                                            --------------

NOTES TO INVESTMENTS IN SECURITIES:
(A)  SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO
     THE FINANCIAL STATEMENTS.
(B)  INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS
     THE EFFECTIVE RATE ON SEPTEMBER 30, 1996. THE MATURITY DATE REPRESENTS
     FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, MATURITY DATE IS THE
     NEXT INTEREST RATE RESET DATE.
(C)  SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM
     REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR
     OTHER "ACCREDITED INVESTORS". SUBJECT TO APPROVAL BY THE BOARD OF
     DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN
     DETERMINED TO BE LIQUID BY THE ADVISER AND REPRESENT 23.7% OF NET ASSETS ON
     SEPTEMBER 30, 1996.
(D)  REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S.
     GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST
     DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE
     AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE
     TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND
     THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE
     SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(E)  ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

                 30  1996 Annual Report - Cash Management Funds

Investments in Securities
---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND                               September 30, 1996
 .......................................................................................

                                                           Principal           Market
Description of Security                                     Amount           Value (a)
---------------------------------------------------------  ---------        ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (65.6%):
  FEDERAL FARM CREDIT BANK DISCOUNT NOTES (3.2%):
    5.21%, 10/29/96 .....................................  $9,340,000       $  9,302,152
                                                                            ------------

  FEDERAL FARM CREDIT FLOATING RATE NOTES (B) (1.4%):
    5.19%, 2/13/97 ......................................  4,000,000           3,999,143
                                                                            ------------

  FEDERAL HOME LOAN BANK COUPON NOTES (3.5%):
    5.56%, 11/1/96 ......................................  3,720,000           3,719,859
    5.71%, 5/29/97 ......................................  6,500,000           6,496,110
                                                                            ------------
                                                                              10,215,969
                                                                            ------------

  FEDERAL HOME LOAN BANK DISCOUNT NOTES (5.1%):
    5.25%, 10/28/96 .....................................  3,395,000           3,381,632
    5.24%, 11/20/96 .....................................  4,000,000           3,970,889
    5.40%, 12/20/96 .....................................  2,600,000           2,568,800
    5.48%, 1/14/97 ......................................  3,000,000           2,952,050
    5.48%, 1/17/97 ......................................  2,000,000           1,967,120
                                                                            ------------
                                                                              14,840,491
                                                                            ------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (B) (2.7%):
    5.35%, 11/21/96 .....................................  8,000,000           7,999,733
                                                                            ------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (4.2%):
    7.69%, 12/16/96 .....................................  2,000,000           2,010,168
    7.88%, 12/20/96 .....................................  7,090,000           7,125,467
    5.56%, 11/7/96 ......................................  3,000,000           2,999,870
                                                                            ------------
                                                                              12,135,505
                                                                            ------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (7.6%):
    5.70%, 10/1/96 ......................................  2,601,000           2,601,000
    5.36%, 10/7/96 ......................................  3,000,000           2,997,320
    5.22%, 10/10/96 .....................................  3,000,000           2,996,085
    5.23%, 10/21/96 .....................................  3,650,000           3,639,395
    5.40%, 12/13/96 .....................................  5,000,000           4,945,250
    5.41%, 12/24/96 .....................................  5,000,000           4,936,883
                                                                            ------------
                                                                              22,115,933
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 31  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Description of Security                                     Amount           Value (a)
---------------------------------------------------------  ---------        ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION COUPON NOTES (0.5%):
    7.05%, 10/10/96 .....................................  $1,580,000       $  1,580,543
                                                                            ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (13.3%):
    5.36%, 10/17/96 .....................................  4,000,000           3,990,471
    5.12%, 11/20/96 .....................................  5,000,000           4,964,444
    5.23%, 11/21/96 .....................................  5,000,000           4,962,954
    5.42%, 12/2/96 ......................................  5,000,000           4,953,328
    5.36%, 12/13/96 .....................................  5,000,000           4,945,656
    5.40%, 12/19/96 .....................................  8,000,000           7,905,200
    5.41%, 12/27/96 .....................................  5,000,000           4,934,629
    5.11%, 11/22/96 .....................................  2,000,000           1,985,238
                                                                            ------------
                                                                              38,641,920
                                                                            ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (B) (6.5%):
    5.51%, 10/4/96 ......................................  7,000,000           7,000,000
    5.52%, 5/1/97 .......................................  5,000,000           4,998,536
    5.52%, 6/2/99 .......................................  3,000,000           2,981,391
    5.46%, 6/20/97 ......................................  4,000,000           3,997,165
                                                                            ------------
                                                                              18,977,092
                                                                            ------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (B) (7.4%):
    5.49%, 11/24/97 .....................................  7,400,000           7,400,000
    5.67%, 11/20/97 .....................................  5,000,000           5,000,000
    5.87%, 6/30/97 ......................................  4,000,000           3,998,759
    5.53%, 12/20/96 .....................................  5,000,000           5,000,000
                                                                            ------------
                                                                              21,398,759
                                                                            ------------

  U.S. TREASURY NOTES AND BONDS (10.2%):
    8.75%, 10/15/97 .....................................  4,000,000           4,109,868
    6.88%, 2/28/97 ......................................  12,000,000         12,073,942
    6.63%, 3/31/97 ......................................  3,000,000           3,015,364
    6.00%, 8/31/97 ......................................  7,000,000           7,016,686
    8.50%, 4/15/97 ......................................  3,300,000           3,349,410
                                                                            ------------
                                                                              29,565,270
                                                                            ------------

      Total U.S. Government and Agency Securities
        (cost: $190,772,510)  ...........................                    190,772,510
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 32  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Description of Security                                     Amount           Value (a)
---------------------------------------------------------  ---------        ------------
OTHER U.S. GOVERNMENT AGENCY-BACKED (7.6%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.45%, 2/10/97 ........  $5,000,000       $  4,900,083
    Fidelity Federal Bank, LOC Federal Home Loan Bank of
      San Francisco, 5.35%, 10/1/96 .....................  2,700,000           2,700,000
    Western Financial Savings Bank, LOC Federal Home Loan
      Bank of San Francisco, 5.30%, 10/10/96 ............  14,500,000         14,480,788
                                                                            ------------

      Total Other U.S. Government Agency-Backed
        (cost: $22,080,871)  ............................                     22,080,871
                                                                            ------------

REPURCHASE AGREEMENTS (26.4%):
    Repurchase agreement with Goldman Sachs, acquired on
      8/21/96, interest of $63,840, 5.32%, 11/19/96 .....  4,800,000(c)(d)     4,800,000
    Repurchase agreement with Goldman Sachs, acquired on
      9/4/96, interest of $40,573, 5.37%, 10/8/96 .......  8,000,000(c)(d)     8,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      8/12/96, interest of $44,417, 5.33%, 10/11/96 .....  5,000,000(c)(d)     5,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      8/5/96, interest of $67,871, 5.37%, 11/4/96 .......  5,000,000(c)(d)     5,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/12/96, interest of $12,413, 5.32%, 10/3/96 ......  4,000,000(c)        4,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/26/96, interest of $13,350, 5.34%, 10/2/96 ......  15,000,000(c)      15,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/26/96, interest of $20,767, 5.34%, 10/3/96 ......  20,000,000(c)      20,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/27/96, interest of $15,575, 5.34%, 10/4/96 ......  15,000,000(c)      15,000,000
                                                                            ------------

      Total Repurchase Agreements
        (cost: $76,800,000)  ............................                     76,800,000
                                                                            ------------

      Total Investments in Securities
        (cost: $289,653,381) (e)  .......................                   $289,653,381
                                                                            ------------
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 33  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(A)  SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO
     THE FINANCIAL STATEMENTS.
(B)  INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS
     THE EFFECTIVE RATE ON SEPTEMBER 30, 1996. THE MATURITY DATE REPRESENTS
     FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, MATURITY DATE IS THE
     NEXT INTEREST RATE RESET DATE.
(C)  REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S.
     GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST
     DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE
     AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE
     TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND
     THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE
     SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(D)  REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE
     CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS
     REPRESENTS 7.8% OF NET ASSETS.
(E)  ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

                 34  1996 Annual Report - Cash Management Funds

Investments in Securities
---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND                                     September 30, 1996
 .........................................................................................

                                                           Principal             Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  ----------         ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

TAX-EXEMPT SECURITIES (B) (99.3%):
  ECONOMIC DEVELOPMENT REVENUE (2.7%):
    Bloomington, MN, Port Authority, VRDN, 3.90%,
      2/1/13 ............................................  $  800,000(c)      $    800,000
    Denver, CO, Urban Renewal Authority, 4.00%,
      2/15/97 ...........................................   2,790,000            2,790,000
    Illinois Development and Finance Authority, Series 9,
      VRDN, 4.15%, 11/7/04 ..............................   1,000,000(c)         1,000,000
    Indianapolis, IN, VRDN, 3.85%, 4/1/05 ...............     995,000(c)           995,000
                                                                              ------------
                                                                                 5,585,000
                                                                              ------------

  EDUCATION REVENUE (4.9%):
    Illinois Development and Finance Authority, VRDN,
      3.90%, 8/1/26 .....................................   4,000,000(c)         4,000,000
    Minnesota State Higher Education Facilities
      Authority, VRDN, 3.80%, 3/1/24 ....................   1,250,000(c)         1,250,000
    Orange County, FL, School District, 4.25%,
      4/15/97 ...........................................   5,000,000            5,016,696
                                                                              ------------
                                                                                10,266,696
                                                                              ------------

  ELECTRIC REVENUE (1.6%):
    Jacksonville, FL, 3.60%, 12/13/96 ...................   2,000,000            2,000,000
    Texas Municipal Power Agency, 14.63%, 3/1/97 ........   1,185,000            1,238,640
                                                                              ------------
                                                                                 3,238,640
                                                                              ------------

  GENERAL OBLIGATIONS (19.2%):
    Georgia State, 5.80%, 3/1/97 ........................   3,000,000            3,025,432
    Georgia State, Series B, 6.25%, 4/1/97 ..............   5,000,000            5,069,758
    Mankato, MN, VRDN, 3.60%, 2/1/18 ....................   1,000,000(c)         1,000,000
    Missouri State Health and Educational Facilities
      Authority, 4.50%, 1/15/97 .........................   5,000,000            5,006,932
    Montgomery County, MD, 7.30%, 4/1/97 ................     500,000              509,074
    New York City, NY, Series B, VRDN, 4.00%, 10/1/20 ...     100,000(c)           100,000
    New York City, NY, Subseries A-10, VRDN, 4.00%,
      8/1/16 ............................................   2,600,000(c)         2,600,000
    New York City, NY, Subseries A-10, VRDN, 4.00%,
      8/1/17 ............................................   1,500,000(c)         1,500,000
    New York City, NY, Subseries A-10, VRDN, 4.00%,
      8/15/17 ...........................................     500,000(c)           500,000
    New York City, NY, Subseries B-4, VRDN, 4.00%,
      8/15/22 ...........................................   4,100,000(c)         4,100,000
    New York City, NY, Subseries B-4, VRDN, 4.00%,
      8/15/23 ...........................................     300,000(c)           300,000
    New York City, NY, Subseries B-4, VRDN, 4.00%,
      8/15/21 ...........................................     600,000(c)           600,000
    Olathe, KS, 4.50%, 6/1/97 ...........................   3,600,000            3,613,874
    Orlando, FL, 3.70%, 10/9/96 .........................   3,500,000            3,500,000
    Pierce County, WA, School District, 3.90%, 6/1/97 ...     900,000              900,573

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 35  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                           Principal             Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  ----------         ------------
    Red Wing, MN, ISD, 3.57%, 3/27/97 ...................  $1,410,000         $  1,410,661
    Richfield, MN, ISD, VRDN, 4.10%, 2/1/10 .............   1,200,000(c)(d)      1,200,000
    Richfield, MN, ISD, VRDN, 4.10%, 2/1/12 .............   1,000,000(c)(d)      1,000,000
    Roswell, GA, 4.50%, 2/1/97 ..........................   1,000,000            1,003,413
    Wisconsin State, 3.30%, 11/1/96 .....................   1,750,000            1,750,000
    Wisconsin State, Series C, 4.50%, 5/1/97 ............   1,700,000            1,706,679
                                                                              ------------
                                                                                40,396,396
                                                                              ------------

  HEALTH/HOSPITAL/NURSING HOME (27.0%):
    Alaska Industrial Development Authority, VRDN,
      3.70%, 6/1/10 .....................................   3,675,000(c)         3,675,000
    Colorado Health Facilities Authority, Boulder
      Hospital, VRDN, 3.80%, 10/1/14 ....................   5,640,000(c)         5,640,000
    Flint, MI, Hospital Building Authority, VRDN, 3.85%,
      7/1/15 ............................................   2,100,000(c)         2,100,000
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.95%, 12/1/16 ....................................   1,500,000(c)         1,500,000
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.95%, 12/1/25 ....................................   1,400,000(c)         1,400,000
    Idaho Health Facilities Authority, St. Luke's, VRDN,
      3.95%, 5/1/22 .....................................   4,515,000(c)         4,515,000
    Illinois Development and Finance Authority, VRDN,
      3.85%, 3/1/15 .....................................   1,800,000(c)         1,800,000
    Illinois Health Facilities Authority, VDRN, 3.85%,
      1/1/16 ............................................   1,950,000(c)         1,950,000
    Illinois Health Facilities Authority, VDRN, 3.85%,
      1/1/16 ............................................     305,000(c)           305,000
    Illinois Health Facilities Authority, VRDN, 3.85%,
      1/1/16 ............................................   1,900,000(c)         1,900,000
    Illinois Health Facilities Authority, VRDN, 3.80%,
      12/1/15 ...........................................   1,300,000(c)         1,300,000
    Indiana Health Facilities Authority, VRDN, 3.85%,
      11/1/09 ...........................................     900,000(c)           900,000
    Indiana Health Facilities Authority, VRDN, 3.85%,
      12/1/10 ...........................................   2,070,000(c)         2,070,000
    Indiana Hospital Equipment Finance Authority, VRDN,
      3.85%, 12/1/15 ....................................   7,835,000(c)         7,835,000
    Minneapolis and St. Paul, MN, Housing & Redevelopment
      Authority, 3.70%, 11/15/96 ........................   3,000,000            2,999,278
    Minnesota Agriculture and Economic Development Board,
      VRDN, 3.85%, 9/1/20 ...............................   2,000,000(c)         2,000,000
    Rochester, MN, Health Care, Mayo Medical Center,
      3.40%, 10/24/96 ...................................   3,800,000            3,800,000
    Washington State Health Care Facilities Authority,
      VRDN, 3.95%, 1/1/18 ...............................   2,850,000(c)         2,850,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 3.85%, 6/1/19 ...............................   7,820,000(c)         7,820,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 36  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                           Principal             Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  ----------         ------------
    Wisconsin State Health Facilities, VRDN, 3.75%,
      1/1/16 ............................................  $  300,000(c)      $    300,000
                                                                              ------------
                                                                                56,659,278
                                                                              ------------

  INDUSTRIAL DEVELOPMENT REVENUE (12.1%):
    Evansville, IN, VRDN, 3.95%, 9/1/04 .................   2,500,000(c)         2,500,000
    Henderson, NV, Public Improvement, VRDN, 4.25%,
      4/1/07 ............................................   1,500,000(c)(d)      1,500,000
    Illinois Development and Finance Authority, VRDN,
      4.05%, 10/1/06 ....................................     840,000(c)(d)        840,000
    Illinois Development and Finance Authority, VRDN,
      4.25%, 4/1/15 .....................................   2,315,000(c)         2,315,000
    Indiana State Development Financial Authority, VRDN,
      4.00%, 9/1/30 .....................................   2,000,000(c)         2,000,000
    Indiana State Employment, VRDN, 3.60%, 2/1 -
      3/1/09 ............................................   4,000,000(c)         4,000,000
    Minneapolis, MN, Commercial Development, VRDN, 3.60%,
      9/1/13 ............................................   1,300,000(c)         1,300,000
    Port Kalama, WA, VRDN, 3.80%, 1/1/04 ................   1,195,000(c)         1,195,000
    Tremonton, UT, VRDN, 4.25%, 6/1/00 ..................   1,100,000(c)(d)      1,100,000
    Warren County, OH, VRDN, 4.25%, 9/1/15 ..............   7,650,000(c)         7,650,000
    Wells, MN, 4.00%, 12/1/96 ...........................     995,000              995,000
                                                                              ------------
                                                                                25,395,000
                                                                              ------------

  LEASING REVENUE (6.4%):
    Metro Government Nashville and Davidson Counties, TN,
      VRDN, 3.50%, 12/1/14 ..............................   2,500,000(c)         2,500,000
    Pendleton County, KY, Multi-County Lease Revenue,
      3.60%, 10/7/96 ....................................   4,390,000            4,390,000
    Pendleton County, KY, Multi-County Lease Revenue,
      3.70%, 12/4/96 ....................................   6,500,000            6,500,000
                                                                              ------------
                                                                                13,390,000
                                                                              ------------

  MULTIFAMILY HOUSING (2.9%):
    New Hampshire State HFA, VRDN, 3.90%, 5/1/25 ........   2,500,000(c)(d)      2,500,000
    South Dakota HDA, Homeownership Series B, 3.65%,
      11/1/96 ...........................................   3,650,000            3,650,000
                                                                              ------------
                                                                                 6,150,000
                                                                              ------------

  OTHER REVENUE (5.9%):
    Colorado State General Fund, 4.50%, 6/27/97 .........   3,675,000            3,691,388
    Texas State TRANS, 4.75%, 8/29/97 ...................   3,660,000            3,686,803
    Wisconsin State Operating Notes, 4.50%, 6/16/97 .....   5,000,000            5,022,841
                                                                              ------------
                                                                                12,401,032
                                                                              ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 37  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                           Principal             Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  ----------         ------------
  SALES TAX REVENUE (1.2%):
    Illinois State, 6.95%, 6/15/97 ......................  $2,500,000         $  2,551,468
                                                                              ------------

  SINGLE FAMILY HOUSING (7.1%):
    Iowa HFA, 3.70%, 11/1/96 ............................     510,000              510,000
    Iowa HFA, 3.70%, 11/1/96 ............................   2,955,000            2,955,000
    Iowa HFA, VRDN, 4.13%, 1/1/15 .......................   1,540,000(c)         1,540,000
    Minnesota HFA, Series A, VRDN, 3.69%, 2/15/15 .......   8,800,000(c)         8,800,000
    Montana Board of Housing, 3.60%, 10/1/96 ............     605,000              605,000
    Utah State HFA, 3.90%, 1/1/97 .......................     495,000              495,000
                                                                              ------------
                                                                                14,905,000
                                                                              ------------

  TRANSPORTATION REVENUE (0.2%):
    Maryland State Department of Transportation, 6.80%,
      11/15/96 ..........................................     500,000              505,708
                                                                              ------------

  WATER/POLLUTION CONTROL REVENUE (8.1%):
    Clairborne County, MS, 3.50%, 10/4/96 ...............   1,925,000            1,925,000
    Clark County, KY, 3.50%, 10/15/96 ...................   3,000,000            3,000,000
    Custer County, ID, 3.25%, 10/1/96 ...................   1,500,000            1,500,000
    East Baton Rouge Parish, LA, VRDN, 3.80%, 10/1/99 ...   1,000,000(c)         1,000,000
    Illinois Development and Finance Authority, VRDN,
      3.90%, 11/1/28 ....................................   1,100,000(c)         1,100,000
    Jacksonville, FL, 3.60%, 12/12/96 ...................   2,200,000            2,200,000
    Moffat County, CO, VRDN, 3.95%, 7/1/10 ..............   2,000,000(c)         2,000,000
    New York City, NY, Municipal Water Authority, VRDN,
      4.00%, 6/15/25 ....................................   1,350,000(c)         1,350,000
    York County, SC, 3.65%, 2/15/97 .....................   2,895,000            2,895,000
                                                                              ------------
                                                                                16,970,000
                                                                              ------------

      Total Tax-Exempt Securities
        (cost: $208,414,218) (e)  .......................                      208,414,218
                                                                              ------------

      Total Investments in Securities
        (cost: $208,414,218)  ...........................                     $208,414,218
                                                                              ------------
                                                                              ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

                 38  1996 Annual Report - Cash Management Funds

---------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(A)  SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO
     THE FINANCIAL STATEMENTS.
(B)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         HDA - HOUSING DEVELOPMENT AUTHORITY
         HFA - HOUSING FINANCE AUTHORITY
         ISD - INDEPENDENT SCHOOL DISTRICT
         TRANS - TAX AND REVENUE ANTICIPATION NOTE
         VRDN - VARIABLE RATE DEMAND NOTE
(C)  INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS
     THE EFFECTIVE RATE ON SEPTEMBER 30, 1996. THE MATURITY DATE REPRESENTS
     FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, THE MATURITY DATE IS
     EQUAL TO THE LONGER OF THE PERIOD REMAINING UNTIL THE NEXT READJUSTMENT OF
     THE INTEREST RATE OR THE PERIOD REMAINING UNTIL THE PRINCIPAL AMOUNT CAN BE
     RECOVERED THROUGH DEMAND.
(D)  SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM
     REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933, AS AMENDED, AND MAY BE SOLD TO ONLY TO DEALERS IN THAT PROGRAM OR
     OTHER "ACCREDITED INVESTORS". SUBJECT TO APPROVAL BY THE BOARD OF
     DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN
     DETERMINED TO BE LIQUID BY THE ADVISER AND REPRESENTS 3.9% OF NET ASSETS ON
     SEPTEMBER 30, 1996.
(E)  ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

                 39  1996 Annual Report - Cash Management Funds

Independent Auditors' Report
----------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
PIPER FUNDS INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (funds within Piper Funds Inc.) as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund at September 30, 1996, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
October 25, 1996

---------------------------------------------------------------------

                 40  1996 Annual Report - Cash Management Funds

        Federal Income Tax Information
----------------------------------------

               The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported to you on Form 1099-DIV. Please consult a tax adviser on how to report these distributions at the state and local levels.

                  INCOME DISTRIBUTIONS

                                                                U.S.
                                                              GOVERNMENT   TAX-EXEMPT
                                                  MONEY        MONEY        MONEY
                                                  MARKET       MARKET       MARKET
PAYABLE DATE                                     FUND (A)     FUND (A)     FUND (B)
---------------------------------------------    --------     --------     --------
October 21, 1995 ............................    $0.0042      $0.0041      $0.0025
November 21, 1995 ...........................     0.0040       0.0040       0.0024
December 21, 1995 ...........................     0.0040       0.0040       0.0024
January 5, 1996 .............................     0.0015       0.0014       0.0010
January 22, 1996 ............................     0.0026       0.0026       0.0016
February 20, 1996 ...........................     0.0040       0.0039       0.0022
March 20, 1996 ..............................     0.0036       0.0036       0.0020
April 20, 1996 ..............................     0.0038       0.0038       0.0022
May 20, 1996 ................................     0.0037       0.0037       0.0024
June 20, 1996 ...............................     0.0039       0.0038       0.0023
July 20, 1996 ...............................     0.0038       0.0037       0.0020
August 20, 1996 .............................     0.0039       0.0039       0.0023
September 20, 1996 ..........................     0.0039       0.0038       0.0023
                                                 --------     --------     --------
    Total ...................................    $0.0469      $0.0463      $0.0276
                                                 --------     --------     --------
                                                 --------     --------     --------

(A)  TAXABLE AS ORDINARY DIVIDENDS, NONE QUALIFYING FOR DEDUCTION BY
     CORPORATIONS
(B) INCOME FROM TAX-EXEMPT SECURITIES, 100.00% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS.

---------------------------------------------------------------------

                 41  1996 Annual Report - Cash Management Funds

        Directors and Officers
----------------------------------------

                  DIRECTORS
               David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL PRODUCTS,
                   INC., KIEFER BUILT, INC., OF COUNSEL, GRAY, PLANT, MOOTY, MOOTY & BENNETT, P.A.
               Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
               William H. Ellis, PRESIDENT, PIPER JAFFRAY COMPANIES INC., PIPER
                   CAPITAL MANAGEMENT INCORPORATED
               Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
               Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR FINANCIAL
                   CORP., HORMEL FOODS CORP.
               David A. Hughey, RETIRED EXECUTIVE VICE PRESIDENT AND CHIEF
                   ADMINISTRATIVE OFFICER OF DEAN WITTER INTERCAPITAL INC. AND DEAN WITTER TRUST CO.
               George Latimer, CHIEF EXECUTIVE OFFICER, NATIONAL EQUITY FUNDS

                  OFFICERS

William H. Ellis,
    CHAIRMAN OF THE BOARD
Paul A. Dow,
    PRESIDENT
Robert H. Nelson,
    VICE PRESIDENT AND TREASURER
Susan Sharp Miley,
    SECRETARY

                  INVESTMENT ADVISER
               Piper Capital Management Incorporated
               222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                  DISTRIBUTOR
               Piper Jaffray Inc.
               222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                  CUSTODIAN AND TRANSFER AGENT
               Investors Fiduciary Trust Company
               127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716

                  INDEPENDENT AUDITORS
               KPMG Peat Marwick LLP
               4200 NORWEST CENTER, MINNEAPOLIS, MN 55402

                  LEGAL COUNSEL
               Dorsey & Whitney LLP
               220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

--------------------------------------------------------------------------------

                 42  1996 Annual Report - Cash Management Funds

AS A SHAREHOLDER IN
PIPER FUNDS, YOU
HAVE ACCESS TO A
FULL RANGE OF
SERVICES AND
BENEFITS. CHECK
YOUR PROSPECTUS FOR
DETAILS ABOUT
SERVICES AND ANY
LIMITATIONS THAT
MIGHT APPLY TO
YOUR FUND.
----------------------

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
LOW MINIMUM INVESTMENTS
You can open a Piper Fund account with a minimum investment of $250.

QUANTITY DISCOUNTS
If your initial investment exceeds a specified amount, if an investment combined with the value of your existing Piper shares exceeds a specified amount, or if your investments combined during a 13-month period exceed a specified amount, you can reduce or even eliminate the front-end sales charge.

WAIVER OF SALES CHARGES
Money market funds carry no sales charges.* Sales charges on other Piper Funds are waived on purchases of $500,000 or more. However, a contingent deferred sales charge may be imposed. See your prospectus for details.

AUTOMATIC REINVESTMENT OF DIVIDENDS
For maximum growth of your assets, you can reinvest dividends and capital gains automatically in additional shares of your fund without a sales charge.

CROSS-REINVESTMENT OF DISTRIBUTIONS
Diversify your holdings by reinvesting dividends and capital gains from one Piper Fund to another.

CASH DISTRIBUTIONS
If you prefer, take your dividends and/or capital gains in cash.


AUTOMATIC MONTHLY INVESTMENT PROGRAM
You may automatically transfer $25 or more each month from any Piper money market fund* into many other Piper funds.


AUTOMATIC MONTHLY MONEY TRANSFER PROGRAM
If you are starting a savings discipline or seeking a convenient way to invest, you can transfer a minimum of $100 automatically from your bank, savings and loan or other financial institution into many of the Piper funds.



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                  43 1996 Annual Report - Cash Management Funds

-------------------------------

EXCHANGE PRIVILEGES
Revise your investment plan without incurring a sales charge by moving assets from one Piper Fund to another with the same fee structure. See your prospectus for restrictions involving exchanges between funds with different sales charges.

REINVESTMENT PRIVILEGES
If you buy a fund with a sales charge and later redeem your shares, you may reinvest all or part of the proceeds in shares of that fund or another Piper Fund within 30 days and pay no additional sales charge, subject to each fund's minimum investment requirements.

SYSTEMATIC WITHDRAWAL PLAN
If your account has a value of $5,000 or more, you can elect to receive periodic payments of $100 or more, at no cost, excluding money market funds.

ACCOUNT STATEMENTS
Whenever you add to or withdraw money from your account, you'll receive a monthly statement from Piper Jaffray. Accounts with no activity receive a quarterly statement instead. Periodic dividend and capital gain distributions, if any, also appear on your statement.

CONFIRMATION OF TRANSACTIONS
You receive a confirmation statement following every transaction, except in the money market funds. All transactions are reflected on your account statement.

$50 MILLION SHAREHOLDER PROTECTION
If you have a Piper Jaffray PRIME or PAT Plus account, you are protected up to $50 million in the unlikely event that Piper Jaffray were to fail financially. Other securities clients of Piper Jaffray are protected up to $25 million. This protection does not cover market loss.

 * An investment in a Piper money market fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.



-------------------------------------------------------------------------------
                 44  1996 Annual Report - Cash Management Funds

GLOSSARY OF TERMS (***)
--------------------------------------------------------------------------------

AVERAGE WEIGHTED MATURITY
The average maturity is the mean of the maturity dates of a group of securities. The term is used to describe the average time before the securities in a fund mature (or when the issuers repay their loans to investors). Average weighted maturity takes into account the size of each holding represented.

BARBELL STRUCTURE
A barbell investment structure emphasizes securities with maturities on the long- and short-term ends of the yield curve and de-emphasizes securities with intermediate-range maturities. This enables a manager to take advantage of the high yields associated with long-term maturities, while still providing liquidity with short-term maturities.

CERTIFICATE OF DEPOSIT (CD)
A CD is a debt instrument issued by a bank or savings and loan association that usually pays a fixed rate of interest. Maturities can range from a few weeks to several years.

FEDERAL FUNDS RATE
The federal funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. The federal funds rate is the most sensitive indicator of the direction of interest rates, since it is set daily by the market, unlike the prime rate and the discount rate, which are periodically changed by banks and by the Federal Reserve Board, respectively.

FLOATERS/FLOATING RATE NOTE
Floaters are debt instruments that have an adjustable interest rate tied to another interest rate -- for example, the rate paid by Treasury bills. A floating rate note, for instance, provides a holder with additional interest if the applicable interest rate rises and less interest if the rate falls. It is generally best to buy floaters if it appears that interest rates will rise. If the outlook is for falling rates, investors typically concentrate on fixed-rate instruments.

YIELD CURVE
A graph that shows the relationship between the interest rates paid on bonds and their maturities, ranging from the shortest maturities to the longest available (assuming the bonds are all of the same quality). The resulting curve indicates whether short-term interest rates are higher or lower than long-term rates.

FOR MORE INFORMATION
By Phone [GRAPHIC]

1 800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services
representatives are ready to answer
your questions.


TO ORDER LITERATURE
press 5, ask a service
representative to mail you
additional literature, including a
Quarterly Update. You can also
request to be put on a mailing list to
receive this information
automatically each quarter.

By Mail [GRAPHIC]

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our
shareholders, we have implemented
a process to reduce duplicate
mailings of the funds' shareholder
reports. This householding process
should allow us to mail one report to
each address where one or more
registered shareholders with the
same last name reside. If you would
like to have additional reports
mailed to your address, please call
our Mutual Fund Services area at
1 800 866-7778, or mail a
request to us.

On-Line  [GRAPHIC]

http://www.piperjaffray.com/
money_management/


(***-Symbol is Graduation Cap indicating a term that is defined in the glossary.)
-------------------------------------------------------------------------------
                                      45

-----------------------------------------------------------------------------
[LOGO]         PIPER FUNDS   222 South Ninth Street
               Minneapolis, MN 55402-3804
               PIPER JAFFRAY INC., FUND DISTRIBUTOR AND NASD MEMBER.
                                         #10600    11/1996    236-96